Changes in regulatory reserve for loan losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in regulatory reserve for loan losses [Abstract]
Beginning balance	₩ 2,885,018	₩ 2,252,771
IFRS9 adoption	(388,551)
Planned regulatory reversal of loan losses	348,223	632,247
Ending balance	₩ 2,844,690	₩ 2,885,018